The following table summarized the option activity for the year ended December 31, 2022 and 2021: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Beginning balance (in shares)	47,499	5,744
Beginning balance, weighted average exercise price	$ 30.91	$ 152.78
Weighted average remaining contractual term, outstanding	8 years 11 months 15 days	8 years 8 months 26 days	1 year 18 days
Granted	2,610	41,755
Granted, weighted average exercise price	$ 14.15	$ 14.15
Granted, weighted average remaining contractual term	9 years 5 months 1 day	9 years 11 months 8 days
Expired	(5,744)
Expired, weighted average exercise price	$ 152.78
Ending balance (in shares)	44,365	47,499	5,744
Ending balance, weighted average exercise price	$ 14.15	$ 30.91	$ 152.78
Exercisable	13,918
Exercisable, weighted average exercise price	$ 14.15
Exercisable, weighted average remaining contractual term	8 years 11 months 4 days